EMPLOYEE BENEFIT PLANS - Defined benefit pension plan (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans
Actuarial (gain)/loss - financial assumptions			$ 1,007
Grupo Agromercantil Holding
Disclosure of employee benefit plans
Present value of the obligation as of January 1	$ 26,829	$ 18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, unfunded as of December 31	28,753	26,829	18,279
Domestic Defined Benefit Plan [Member]
Disclosure of employee benefit plans
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Actuarial (gain)/loss - experience	104	3,371
Benefits paid	(11,857)	(11,795)
Actuarial (gain)/loss - financial assumptions	10,518	(2,220)
Defined obligation, unfunded as of December 31	129,028	122,383	125,480
Foreign defined benefit plans [member]
Disclosure of employee benefit plans
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial (gain)/loss - experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, unfunded as of December 31	$ 5,371	$ 5,863	$ 6,109